SHARE CAPITAL - Authorized and Issued Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
ATM program (Number of Shares)	14,300,000	13,919,634
ATM program (Net Proceeds)	$ 93,899	$ 92,092